Parent company only condensed financial information (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Selling and administrative expenses	¥ (6,370,718)	¥ (6,059,046)	¥ (3,417,811)
Other gains	181,114	31,576	70,981
Loss from operations	(465,506)	(1,076,593)	(109,228)
Interest income	125,875	93,025	41,651
Interest expense	(79,090)	(92,633)	(52,155)
Share of results of equity investees	(76,810)	(71,866)	(25,640)
Loss before tax	(503,420)	(1,223,164)	(190,384)
Net loss	(608,352)	(1,611,114)	(541,345)
Other comprehensive income/(loss)
Foreign currency exchange gains/(losses), net of tax of nil	153,894	(353,747)	459,430
Total comprehensive loss, net of tax	(475,186)	(1,885,159)	(82,118)
Parent Company [Member]
Selling and administrative expenses	(854,104)	(910,515)	(689,656)
Other gains	400	38,948	5
Loss from operations	(853,704)	(871,567)	(689,651)
Interest income	10	1,592	1,209
Interest expense	(46,767)	(77,158)	(21,407)
Share of results of equity investees	(40,502)	(52,055)	(24,354)
Equity in profit/(loss) of subsidiaries, VIEs and subsidiaries of VIEs	332,611	(611,926)	192,858
Loss before tax	(608,352)	(1,611,114)	(541,345)
Net loss	(608,352)	(1,611,114)	(541,345)
Other comprehensive income/(loss)
Foreign currency exchange gains/(losses), net of tax of nil	133,166	(274,045)	459,227
Total comprehensive loss, net of tax	¥ (475,186)	¥ (1,885,159)	¥ (82,118)